CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 48,573	$ 2,060,332
Accounts receivable, net	134,132	2,952,293
Inventory	32,077	23,825
Contract assets	0	1,439,844
Due from related party	837,662	318,025
Prepaid expenses and other current assets	159,815	180,530
TOTAL CURRENT ASSETS	1,212,260	6,974,849
NON-CURRENT ASSETS:
Property and equipment, net	905,688	1,933,871
Operating lease right-of-use assets	1,071,661	2,724,226
Patents, net	242,361	267,875
Notes receivable, related party	1,468,985	1,049,248
Investment in related party	1,500,000	1,500,000
Joint venture	20,764	46,724
Intangible assets, net	0	390,330
Goodwill	0	6,462,153
Other assets, net	167,752	689,869
TOTAL NON-CURRENT ASSETS	5,377,210	15,064,296
TOTAL ASSETS	6,589,470	22,039,145
CURRENT LIABILITIES:
Accounts payable and accrued expenses	16,055,090	10,736,373
Contract liabilities	0	2,215,212
Loss provision for contracts in progress	0	945,928
Convertible notes, net	324,866	378,263
Notes payable, current	2,000,000	2,000,000
Derivative liability	236,736	306,467
Loan payable, current	468,067	472,700
Loan payable, related party	361,747	361,747
Secured debenture, current	137,406	136,353
Operating lease liabilities - current	136,410	512,373
Other current liabilities	74,352	472,217
TOTAL CURRENT LIABILITIES	19,794,672	18,537,633
NON-CURRENT LIABILITIES:
Secured debenture	961,844	954,474
Loan payable	306,098	328,508
Operating lease liabilities - non-current	1,015,512	2,547,524
TOTAL NON-CURRENT LIABILITIES	2,283,454	3,830,506
TOTAL LIABILITIES	22,078,126	22,368,139
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 7,459,909,231 and 6,427,495,360 shares issued as of June 30, 2023 and December 31, 2022, respectively	745,992	642,740
Treasury stock at cost, 100,000 shares at June 30, 2023 and December 31, 2022	(1,000)	(1,000)
Additional paid-in capital	49,114,351	44,602,052
Non-controlling interests	1,308,873	2,119,566
Accumulated other comprehensive income (loss)	(1,995,755)	(1,137,902)
Accumulated deficit	(64,662,001)	(46,555,334)
TOTAL STOCKHOLDERS' DEFICIT	(15,488,656)	(328,994)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	6,589,470	22,039,145
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock, Value, Issued	1	1
Series D Convertible Preffered Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock, Value, Issued	$ 883	$ 883